Operating Leases - Lease terms and discount rates (Details)	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Weighted average remaining lease term(years)	1 year 7 months 2 days	2 years 3 months 14 days
Weighted average discount rate(percentage)	4.75%	5.43%